Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 30, 2011 Prospectus

The following information replaces similar information for Robert von Rekowsky found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Ashish Swarup (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Robert von Rekowsky found in the "Fund Management" section on page 30.

Ashish Swarup is co-manager of Fidelity Total International Equity Fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Swarup has worked as a research analyst and portfolio manager.

IGF/TIE-12-01  March 1, 2012
1.900378.104

Supplement to the
Fidelity Advisor® Total International Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus

The following information replaces similar information for Robert von Rekowsky found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Ashish Swarup (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Robert von Rekowsky found in the "Fund Management" section on page 26.

Ashish Swarup is co-manager of the fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Swarup has worked as a research analyst and portfolio manager.

ATIE-12-01  March 1, 2012
1.885796.107

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 30, 2011
Prospectus

The following information replaces similar information for Robert von Rekowsky found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Ashish Swarup (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Robert von Rekowsky found in the "Fund Management" section on page 24.

Ashish Swarup is co-manager of the fund, which he has managed since February 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Swarup has worked as a research analyst and portfolio manager.

ATIEI-12-01  March 1, 2012
1.900377.105